RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTION [Abstract]
RELATED PARTY TRANSACTION
NOTE 16:-	RELATED PARTY TRANSACTION

According to the Company's agreement with the chairman of the board, he is being paid in 2011 a daily fee of $1.5 plus value added tax for each day of services actually rendered, provided, however, that the average monthly gross compensation fee paid to him during each full year will not exceed $28.1 ("the consulting fees") .

During 2009 and 2010 the chairman of the board's daily fee was $1.2 plus value added tax for each day of services.

During 2009, 2010, 2011, the chairman of the board was been entitled to a compensation of $275, $284 and $351, respectively for his services as a board member and for the consulting fees.

Pursuant to a resolution that has been approved at Company's annual general meeting of shareholders on December 22, 2011 the chairman of the board is entitled to: a cash bonus of $113 for 2010 and to receive 4% of the Company's EBITDA for 2011. In addition, he was granted an option to purchase 100,000 ordinary shares, the option shall vest in two equal parts such that half of the option was vested on December 31, 2011 and the remainder will vest on December 31, 2012.

The chairman of the board bonus entitlement for 2011 amounted on $147.

As of December 31, 2011 there is $ 260 payable to the chairman of the board in connection to his bonuses.